SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounts Receivable (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Payment term	30 days	30 days
Allowance for credit losses	$ 232,206	$ 203,960	$ 173,267
Customers representing 10% or more | Accounts receivable | Customer A
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percentage of accounts receivable		12.00%	33.00%
Customers representing 10% or more | Accounts receivable | Customer B
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Percentage of accounts receivable			19.00%